EMPLOYEE STOCK OWNERSHIP PLAN (Details) (ESOP, USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
ESOP
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Loan	$ 1,100,000
Shares purchased (in shares)	125,000
Term of loan repayment (in years)		10 years
Variable rate basis		Wall Street Journal Prime Rate
Basis spread on variable rate (in hundredths)		1.00%
Award annual vesting (in hundredths)		20.00%
Compensation expense		175,000	127,000
Dividends on unallocated shares		12,000	13,000
Unearned ESOP shares (in shares)		93,750
Fair value of unearned ESOP shares		$ 1,300,000